Balance Sheet Components - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 1,887	$ 1,376	$ 637
Work in process	1,360	1,249	1,372
Finished goods	1,474	2,192	459
Total inventory	$ 4,721	$ 4,817	$ 2,468